Risk Report - Asset Quality IFRS 9 (Tables)	12 Months Ended
Dec. 31, 2018
Asset Quality IFRS 9 [Abstract]
Overview of financial assets subject to impairment [text block table]

Overview of financial assets subject to impairment

	Dec 31, 2018
	Gross Carrying Amount					Allowance for Credit Losses[2]
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Amortized Cost[1]	637,037	32,335	7,452	1,963	678,787	509	501	3,247	3	4,259

[1] Financial Assets at Amortized Cost consist of: Loans at Amortized Cost, Cash and central bank balances, Interbank balances (w/o central banks), Central bank funds sold and securities purchased under resale agreements, Securities borrowed and certain subcategories of Other assets.

[2] Allowance for credit losses do not include allowance for country risk amounting to € 6 million as of Dec 31, 2018.

	Dec 31, 2018
	Fair Value					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Fair Value through OCI	50,932	247	2	1	51,182	11	1	0	(0)	13

	Dec 31, 2018
	Notional Amount					Allowance for Credit Losses[1]
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Off-balance sheet	252,039	10,021	599	0	262,659	132	73	84	0	289

[1] Allowance for credit losses do not include allowance for country risk amounting to € 5 million as of Dec 31, 2018.

Development of exposures in the reporting period [text block table]

Development of exposures and allowance for credit losses in the reporting period

	Dec 31, 2018
	Gross carrying amount
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	663,707	30,305	7,726	2,019	703,756
Movements in financial assets including new business	29,175	5,743	1,058	(61)	35,914
Transfers due to changes in creditworthiness	1,240	(2,344)	1,104	N/M	0
Changes due to modifications that did not result in derecognition	(11)	(8)	(208)	0	(227)
Changes in models	N/M	N/M	N/M	N/M	N/M
Financial assets that have been derecognized during the period	(65,682)	(1,766)	(2,411)	(4)	(69,863)
Recovery of written off amounts	0	0	146	0	146
Foreign exchange and other changes	8,608	405	37	10	9,060
Balance, end of reporting period	637,037	32,335	7,452	1,963	678,787

Development of allowance for credit losses in the reporting period [text block table]
	Dec 31, 2018
	Allowance for Credit Losses[3]
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	462	494	3,638	3	4,596
Movements in financial assets including new business	(132)	215	440	(17)	507
Transfers due to changes in creditworthiness	199	(137)	(62)	N/M	0
Changes due to modifications that did not result in derecognition	N/M	N/M	N/M	N/M	N/M
Changes in models	0	0	0	0	0
Financial assets that have been derecognized during the period²	(6)	(17)	(972)	0	(995)
Recovery of written off amounts	0	0	172	0	172
Foreign exchange and other changes	(14)	(54)	30	17	(21)
Balance, end of reporting period	509	501	3,247	3	4,259
Provision for Credit Losses excluding country risk[1]	66	78	379	(17)	507

[1]Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk.

[2] This position includes charge offs of allowance for credit losses.

[3] Allowance for credit losses does not include allowance for country risk amounting to € 6 million as of Dec. 31, 2018.

Financial Assets at amortized cost by business division [text block table]

Financial assets at amortized cost by business division

	Dec 31, 2018
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Corporate & Investment Bank	327,094	14,241	2,403	1,692	345,429	184	99	896	3	1,183
Private & Commercial Bank	299,003	17,226	5,047	271	321,547	321	400	2,350	0	3,071
Asset Management	1,998	304	2	0	2,303	0	0	0	0	1
Corporate & Other	8,943	564	1	0	9,508	3	1	1	0	5
Total	637,037	32,335	7,452	1,963	678,787	509	501	3,247	3	4,259

Financial Assets at amortized cost by industry sector [text block table]

Financial assets at amortized cost by industry sector

	Dec 31, 2018
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Agriculture, forestry and fishing	533	38	60	0	631	1	2	21	0	24
Mining and quarrying	2,970	273	147	0	3,390	8	1	5	0	15
Manufacturing	26,695	1,291	783	66	28,836	25	24	449	1	498
Electricity, gas, steam and air conditioning supply	3,476	286	77	0	3,839	3	16	5	0	24
Water supply, sewerage, waste management and remediation activities	777	10	10	0	796	0	0	7	0	7
Construction	3,108	289	338	88	3,823	4	4	244	1	254
Wholesale and retail trade, repair of motor vehicles and motorcycles	19,119	859	593	0	20,572	19	18	403	(0)	440
Transport and storage	4,314	875	539	0	5,728	7	6	201	0	214
Accommodation and food service activities	1,692	166	35	121	2,014	3	2	17	0	23
Information and communication	4,443	286	46	0	4,774	8	13	27	0	48
Financial and insurance activities	318,867	10,526	373	633	330,400	81	33	153	7	274
Real estate activities	33,166	2,801	380	401	36,748	35	17	84	(9)	128
Professional, scientific and technical activities	8,169	498	151	190	9,008	7	8	83	0	98
Administrative and support service activities	7,091	189	62	32	7,374	8	3	19	(4)	25
Public administration and defense, compulsory social security	12,054	1,089	81	1	13,224	4	7	5	0	16
Education	612	19	8	0	638	1	0	7	0	9
Human health services and social work activities	3,246	209	12	2	3,468	7	5	5	0	18
Arts, entertainment and recreation	818	24	14	0	856	2	0	5	0	7
Other service activities	7,788	486	104	239	8,617	9	4	34	4	51
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	177,927	12,121	3,639	191	193,878	276	336	1,473	4	2,088
Activities of extraterritorial organizations and bodies	173	0	1	0	173	0	0	0	0	0
Total	637,037	32,335	7,452	1,963	678,787	509	501	3,247	3	4,259

Financial Assets at amortized cost by region [text block table]

Financial assets at amortized cost by region

	Dec 31, 2018
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Germany	291,850	12,247	3,088	303	307,488	247	275	1,303	0	1,825
Western Europe (excluding Germany)	119,622	7,499	3,072	1,543	131,736	122	175	1,604	5	1,907
Eastern Europe	6,309	401	88	0	6,798	5	4	38	0	47
North America	147,300	7,572	554	20	155,446	66	32	48	1	147
Central and South America	4,717	558	155	0	5,430	7	2	22	0	31
Asia/Pacific	55,490	3,353	374	98	59,315	32	9	200	(4)	237
Africa	1,996	470	78	0	2,544	7	4	31	0	42
Other	9,753	234	43	0	10,031	22	0	1	0	24
Total	637,037	32,335	7,452	1,963	678,787	509	501	3,247	3	4,259

Financial Assets at amortized cost by rating class [text block table]

Financial assets at amortized cost by rating class

	Dec 31, 2018
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
iAAA–iAA	235,913	2,315	0	0	238,229	2	0	0	0	3
iA	81,579	3,027	0	0	84,606	6	1	0	0	7
iBBB	138,596	2,508	0	0	141,104	36	8	0	0	43
iBB	137,768	8,318	0	232	146,318	177	61	0	0	238
iB	35,725	10,378	0	11	46,114	239	187	0	0	426
iCCC and below	7,456	5,788	7,452	1,720	22,416	49	243	3,247	3	3,542
Total	637,037	32,335	7,452	1,963	678,787	509	501	3,247	3	4,259

Collateral held against Financial Assets at amortized in stage 3 [text block table]	Collateral held against financial assets at amortized cost in stage 3
	Dec 31, 2018
in € m.	Gross Carrying Amount	Collateral	Guarantees
Financial Assets at Amortized Cost (Stage 3)	7,452	2,714	221

Modified assets at amortized cost [text block table]

Modified Assets Amortized Cost

	Dec 31, 2018
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Amortized cost carrying amount prior to modification	11	8	222	0	241
Net modification gain/losses recognized	(11)	(8)	(208)	0	(227)

Off-balance sheet development of nominal [text block table]

Development of nominal amount and allowance for credit losses

	Dec 31, 2018
	Nominal Amount
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year[1]	243,566	7,114	1,448	0	252,129
Movements including new business	6,765	3,923	(1,191)	0	9,496
Transfers due to changes in creditworthiness	752	(1,089)	338	N/M	0
Changes in models	N/M	N/M	N/M	N/M	N/M
Foreign exchange and other changes	957	73	4	0	1,035
Balance, end of reporting period	252,039	10,021	599	0	262,659

[1] Revocable commitments were included in impairment relevant exposures in Q4 2018. As a consequence, Balance, beginning of year was restated compared to our interim reports 2018.

Off-balance sheet development of allowance for credit losses [text block table]
	Dec 31, 2018
	Allowance for Credit Losses[2]
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	117	36	119	0	272
Movements including new business	(0)	31	(13)	0	18
Transfers due to changes in creditworthiness	2	(0)	(2)	N/M	0
Changes in models	N/M	N/M	N/M	N/M	N/M
Foreign exchange and other changes	14	6	(20)	0	(0)
Balance, end of reporting period	132	73	84	0	289
Provision for Credit Losses excluding country risk[1]	1	31	(15)	0	18

[1] The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models.

[2] Allowance for credit losses does not include allowance for country risk amounting to € 5 million as of December 31, 2018.

Collateral obtained during the reporting periods IFRS 9 [text block table]

Collateral Obtained during the reporting period

in € m.	2018
Commercial real estate	7
Residential real estate[1]	57
Other	0
Total collateral obtained during the reporting period	64

[1]Carrying amount of foreclosed residential real estate properties amounted to € 62 million as of December 31, 2018 and € 67 million as of December 31, 2017.